Significant Accounting Policies (Details) - Schedule of net income (loss) per share - USD ($)	3 Months Ended				6 Months Ended				10 Months Ended	12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2021	Dec. 31, 2022
Schedule of Net Income Loss Per Share [Abstract]
Net Income	$ (153,546)		$ (208,826)		$ 967,065		$ (213,836)		$ (3,559)	$ 1,233,352
Accretion of common stock to redemption value	(1,014,375)	[1]	(26,712,471)	[1]	(2,336,570)	[1]	(26,712,471)	[1]		(29,388,057)
Net loss including accretion of common stock to redemption value	$ 1,167,921		$ 26,921,297		$ 1,369,505		$ 26,926,307		$ (3,559)	$ (28,154,705)

[1]	Accretion amount includes fees deposited into the Trust Account to extend the time for the Company to complete the Business Combination and franchise and income taxes paid out of the Trust Account.